Commitments and Contingencies - Additional Information (Detail)			1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 15, 2017 USD ($)	Sep. 01, 2016 USD ($) shares	Sep. 30, 2016 USD ($)	Apr. 30, 2013 a Agreement	Jun. 30, 2016 USD ($)	Dec. 31, 2017 USD ($) a	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Aug. 31, 2016 a
Loss Contingencies [Line Items]
Rental expense for operating leases						$ 92,000,000	$ 80,000,000	$ 74,000,000
Initial term of contract						25 years
Other accrued liabilities						$ 178,343,000	180,274,000
Other long-term obligations						284,416,000	325,981,000
Business exit expense (credit)						(40,629,000)	139,335,000	0
Senior Credit Facility [Member]
Loss Contingencies [Line Items]
Credit facility outstanding						15,000,000
Letters of credit [Member] | Senior Credit Facility [Member]
Loss Contingencies [Line Items]
Credit facility amount						250,000,000
MGP Senior Credit Facility [Member]
Loss Contingencies [Line Items]
Credit facility outstanding						0
MGP Senior Credit Facility [Member] | Letters of credit [Member]
Loss Contingencies [Line Items]
Credit facility amount						75,000,000
MGM China Credit Facility [Member] | Guarantee Type, Other [Member]
Loss Contingencies [Line Items]
Credit facility outstanding						39,000,000
T-Mobile Arena [Member] | Senior credit facility term loan B [Member]
Loss Contingencies [Line Items]
Payment guarantee						50,000,000
NV Energy Exit [Member]
Loss Contingencies [Line Items]
Upfront impact payment and related costs			$ 83,000,000
Estimated obligation related to non-bypassable charges						0	71,000,000
Other accrued liabilities						10,000,000	8,000,000
Other long-term obligations						23,000,000	63,000,000
Business exit expense (credit)					$ (41,000,000)
MGM National Harbor Project [Member]
Loss Contingencies [Line Items]
Rental expense for operating leases						16,000,000	16,000,000	19,000,000
Area of ground lease | a				23
Initial lease term				25 years
Number of lease extension periods | Agreement				13
Number of reasonably assured lease extensions | Agreement				7
Length of each potential extension period for operating leases				6 years
Operating lease term				67 years
City Center Holdings LLC As a Legal Entity [Member] | NV Energy Exit [Member]
Loss Contingencies [Line Items]
Upfront impact payment and related costs			14,000,000
Business exit expense (credit)					$ (8,000,000)
MGM China [Member]
Loss Contingencies [Line Items]
Ordinary shares acquired | shares		188,100,000
Grand Paradise Macau [Member]
Loss Contingencies [Line Items]
Other long-term obligations						39,000,000
Deferred cash payment to Grand Paradise Macau		$ 50,000,000	$ 50,000,000			7,000,000
Standby Letters of Credit [Member] | MGM China Credit Facility [Member] | Letters of credit [Member]
Loss Contingencies [Line Items]
Credit facility amount						100,000,000
Borgata [Member]
Loss Contingencies [Line Items]
Rental expense for operating leases						$ 6,000,000	2,000,000
Area of ground lease | a						11			11
Lease expiration date						Dec. 31, 2070
Borgata [Member] | Unfavorable Regulatory Action [Member]
Loss Contingencies [Line Items]
Unfavorable lease liability						$ 47,000,000	48,000,000
Cotai land concession contract [Member]
Loss Contingencies [Line Items]
Rental expense for operating leases						$ 7,000,000	$ 7,000,000	$ 7,000,000
Borgata Property Tax Reimbursement Agreement [Member]
Loss Contingencies [Line Items]
Property tax refunds plus interest	$ 106,000,000
Additional tax refunds due	65,000,000
Payment of settlement for property tax refunds	72,000,000
Borgata Property Tax Reimbursement Agreement [Member] | Borgata [Member] | City of Atlantic City, New Jersey [Member]
Loss Contingencies [Line Items]
Reimbursement of property tax - Total amount	$ 72,000,000